FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Other Comprehensive Income
Financial assets at fair value	R$ 52,026,509	R$ 104,308,422